Eaton Vance

New York Municipal Opportunities Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$250	$252,490

		$252,490

Education — 13.3%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$484,910
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	360,045
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	394,073
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	237,776
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	140,445
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	164,900
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	911,113
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	1,017,210
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,090,667
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	979,290
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	279,810
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	280	353,911
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	528,935
New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/20	2,265	2,324,411
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35(1)	1,000	1,234,550
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	231,779
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	90,147

		$10,823,972

Escrowed/Prerefunded — 0.5%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$410	$410,000

		$410,000

General Obligations — 6.8%
Bellmore Union Free School District, 4.00%, 6/15/34	$950	$1,105,373
Dutchess County, 2019 Series A, 4.00%, 3/1/30	725	860,350
Elmira, 3.00%, 5/22/20(2)	1,000	1,003,870
New York City, 5.00%, 4/1/30	645	829,476
Valley Stream, 2.00%, 5/15/25	235	220,125
Valley Stream, 2.125%, 5/15/26	240	222,091
Westchester County, 4.00%, 12/15/30	1,105	1,319,204

		$5,560,489

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.3%
Build NYC Resource Corp., (New York Methodist Hospital), 5.00%, 7/1/24	$400	$462,480
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	1,390	1,533,337
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,097,780
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,499,680
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,053,340
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	559,620
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	786,438
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	799,110
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 3.00%, 7/1/34	500	528,005
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	800	980,656
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	754,304
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	450,428
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	692,844
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	582,180
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	500	598,940

		$12,379,142

Housing — 1.2%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$367,686
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	188,877
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	199,278
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	203,335

		$959,176

Industrial Development Revenue — 6.5%
Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$625	$633,919
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	1,500	1,502,610
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,235,145
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	252,043
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	1,030,210
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(2)	610	637,999

		$5,291,926

Insured-Education — 3.3%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,445,418
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,274,724

		$2,720,142

Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,237,288

		$2,237,288

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 4.7%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,089,740
East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,878,412
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	810,102

		$3,778,254

Insured-Hospital — 2.8%
Oneida County Local Development Corp., (Mohawk Valley Health System), (AGM), 5.00%, 12/1/28	$1,000	$1,125,780
Oneida County Local Development Corp., (Mohawk Valley Health System), (AGM), 5.00%, 12/1/29	1,000	1,122,070

		$2,247,850

Insured-Solid Waste — 1.3%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$181,005
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	905,642

		$1,086,647

Insured-Special Tax Revenue — 2.8%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,259,160

		$2,259,160

Insured-Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$152,440
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	169,674

		$322,114

Other Revenue — 7.1%
Albany Parking Authority, 5.00%, 7/15/23	$700	$782,292
Battery Park City Authority, 5.00%, 11/1/38	1,000	1,277,820
Battery Park City Authority, 5.00%, 11/1/39	1,000	1,274,260
Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/27	165	206,362
Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/30	160	205,798
Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/33	280	355,183
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,651,485

		$5,753,200

Senior Living/Life Care — 7.4%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$870,293
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,608,037
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34(1)	1,000	1,118,690
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	345	352,976
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	625,000
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	521,830
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	250	289,760
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	308,823
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	344,398

		$6,039,807

Security	Principal Amount (000’s omitted)	Value
Solid Waste — 0.8%
Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$634,484

		$634,484

Special Tax Revenue — 6.0%
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/30(1)	$1,000	$1,316,540
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	895	1,138,583
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,398,182

		$4,853,305

Transportation — 16.5%
Albany County Airport Authority, (AMT), 5.00%, 12/15/25(1)	$500	$590,760
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/38	1,000	1,229,110
New York Thruway Authority, 4.00%, 1/1/45	1,025	1,145,356
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	2,000	2,432,960
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	644,724
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	906,324
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	638,997
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	342,513
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	563,135
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	2,175	2,694,303
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	883,767
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/47	1,135	1,336,008

		$13,407,957

Total Tax-Exempt Municipal Securities — 99.8% (identified cost $77,883,207)		$81,017,403

Taxable Municipal Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$2,033,820

Total Taxable Municipal Securities — 2.5% (identified cost $2,000,000)		$2,033,820

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(2)(3)(4)	150	$370,497
Total Miscellaneous — 0.5% (identified cost $480,000)		$370,497

Total Investments — 102.8% (identified cost $80,363,207)		$83,421,720

Other Assets, Less Liabilities — (2.8)%		$(2,276,747)

Net Assets — 100.0%		$81,144,973

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 8.9% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $5,619,011 or 6.9% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$81,017,403	$—	$81,017,403
Taxable Municipal Securities	—	2,033,820	—	2,033,820
Miscellaneous	—	—	370,497	370,497
Total Investments	$—	$83,051,223	$370,497	$83,421,720

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.